Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

12       Intangible assets, net

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2021	3,855,479	5,733	23,489	3,884,701
Acquisition of business (Note 26 b)	-	4,501	663	5,164
Acquisitions	83,225	-	851	84,076
Impairment	(319)	-	(52)	(371)
Disposals	(138)	-	(348)	(486)
Transfer from property plant and equipment	36	-	-	36
Transfer to property plant and equipment	(38)	-	-	(38)
Translation differences and inflation adjustment	305,013	(691)	(1,791)	302,531
Balances at December 31, 2021	4,243,258	9,543	22,812	4,275,613
Balances at January 1, 2020	4,057,431	55,506	21,326	4,134,263
Acquisitions	128,516	-	576	129,092
Impairment	(26,362)	(35,906)	-	(62,268)
Disposals	(1,134)	-	-	(1,134)
Transfer	(297)	-	297	-
Transfer from property plant and equipment	-	-	40	40
Transfer to property plant and equipment	(10)	-	-	(10)
Translation differences and inflation adjustment	(302,665)	(13,867)	1,250	(315,282)
Balances at December 31, 2020	3,855,479	5,733	23,489	3,884,701
Depreciation
Accumulated at January 1, 2021	1,247,384	-	20,833	1,268,217
Amortization of the year	145,993	-	1,019	147,012
Disposals	(38)	-	(348)	(386)
Transfer from property plant and equipment	27	-	-	27
Translation differences and inflation adjustment	119,365	-	(1,593)	117,772
Accumulated at December 31, 2021	1,512,731	-	19,911	1,532,642
Accumulated at January 1, 2020	1,114,090	-	18,052	1,132,142
Amortization of the year	186,165	-	1,187	187,352
Disposals	(208)	-	-	(208)
Transfer from property plant and equipment	32	-	-	32
Translation differences and inflation adjustment	(52,695)	-	1,594	(51,101)
Accumulated at December 31, 2020	1,247,384	-	20,833	1,268,217
Net balances at December 31, 2021	2,730,527	9,543	2,901	2,742,971
Net balances at December 31, 2020	2,608,095	5,733	2,656	2,616,484

During 2021 and 2020, the Company identified impairment indicators in its cash generating units across all of its business operational segments due to drastic measures undertaken by governments, such as flight restrictions and the closing of borders to contain Covid-19 spread.

12       Intangible assets, net (Cont.)

Therefore, the Company performed impairment tests based on cash flow projections covering the remaining concessions periods (value in use), based on certain assumptions that required management judgment combined with historical information such as number of passengers, fees, future operating expenses and discount rate.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units (CGUs) of a subsidiary or group of subsidiaries that are expected to benefit from such business combination.

Regarding CAAP’s Brazilian subsidiaries, the Company tested the value of goodwill allocated that led in 2020 to an impairment loss of USD 35,906. Additionally, as of December 31, 2020 an impairment loss of USD 26,362 (USD 42,801 as of December 31, 2019) was recognized with respect of the Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) concession following an impairment test based on cash flow projections covering the remaining concession period of 21 years (value in use).

As the calculation of the impairment applied to the intangible assets has as one of its main variables the discount rate and the number of passengers, ICASGA carried out a sensitivity analysis showing the impact that it would have on the result if different discount rates and compound annual growth of passengers were used.

The discount rate used was the weighted average cost of capital (WACC) which is considered to be a good indicator of capital cost. WACC was determined considering the risk of investing in equity, in airport sector and country. The nominal discount rate used was 9.16% as of December 31, 2020, calculated from a Rolling WACC method considering the effects of debt over the capital and re-leverage of Beta.

The number of passengers was the other main assumption for the calculation of the impairment test and the compound annual growth rate assumed was 3.0% as of December 31, 2020.

The carrying value of the assets impaired was as follows:

		Goodwill
	ICASGA	allocated to
	Concession	Brazilian
	assets	subsidiaries
Net assets at January 1, 2020	71,918	50,249
Acquisitions	63	-
Impairment	(26,362)	(35,906)
Amortization of the year	(1,425)	-
Disposals	(921)	-
Translation differences	(13,530)	(14,343)
Net assets at December 31, 2020	29,743	-

The table below summarizes the results of the sensitivity analysis assuming that each key assumption changes by one per cent with all other assumptions held constant. The impact is expressed in terms of the effect on the results for the year ended December 31, 2020.

Key assumption	Minus 1%	Plus 1%
Discount rate	3,432	(2,991)
Passenger’s CAGR	(5,196)	5,769

As of December 31, 2021 and 2020, the recoverable amount of each defined CGU, other than those mentioned above, exceeds its carrying amount.